Putnam
Managed
High Yield
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The lower-rated high-yield bonds in which Putnam Managed High Yield Trust invests were among the beneficiaries of a generally strong bond market and aggressive cuts in interest rates by the Federal Reserve Board during the first half of fiscal 2001. However, the high-yield bond market faced a number of challenges that higher-rated bonds largely escaped. The results of this contradictory set of circumstances are reflected in the fund's performance for the period.

Investors with long time horizons and the ability to endure sometimes wide market swings will view periods like the present as normal offsets to the potential for above-average returns that attracted them to high-yield bonds in the first place. As Fund Manager Rosemary Thomsen explains in the following report, however, there are signs that the unfavorable environment for high-yield bonds may be drawing to a close.

In the following report, Rosemary provides an in-depth review of the market environment and explains how she and the Credit Team pursued the fund's investment strategy during the period. She also offers an optimistic view of prospects for the year ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 18, 2001

REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
and the Credit Team

During the fiscal year ended May 31, 2001, Putnam Managed High Yield Trust experienced both an extraordinarily difficult period in the first half of the year, and a more favorable environment, in which high-yield bonds showed signs of recovery, in the second half. Over the first six months of the fiscal year, from June 2000 through November 2000 high-yield bonds suffered from some of their worst losses in recent memory. However, in the second half high-yield bonds benefited from several factors, including a strong bond market, aggressive interest rate cuts by the Federal Reserve Board, a significant increase in fund flows into the high-yield market, and narrowing yield spreads. The market's enthusiasm for high-yield bonds in 2001 also had the effect of boosting your fund's market price substantially.

Total return for 12 months ended 5/31/01

                 NAV            Market price
-----------------------------------------------------------------------
               -2.91%             18.34%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 7.

* FIRST HALF OF FISCAL YEAR BROUGHT MAJOR CHALLENGES

From June 2000 through November 2000, the high-yield market was hurt by the effects of a slowing economy, the Fed tightening of the previous 12 months (from June 1999 through May 2000), an inverted yield curve, and, indirectly, the plunge in the Nasdaq. The slowing economy contributed to elevated default rates among high-yield issuers, and the inverted yield curve contributed to approximately $5 billion in funds which flowed out of high-yield bonds.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications              8.0%

Broadcasting                    7.0%

Cable television                6.5%

Gaming & lottery                5.8%

Telephone                       4.9%

Footnote reads:
*Based on net assets as of 5/31/01. Holdings will vary over time.


When the Treasury yield curve is inverted, short-term bonds, which tend to be less risky investments, offer higher yields than riskier long-term bonds. As a result, many yield-hungry investors may opt for these short-term investments instead of purchasing high-yield bonds. Also, an inverted yield curve often has been viewed as a precursor to an economic slowdown because investors anticipate that higher interest rates may slow economic growth. This slower growth is a negative for high-yield issuers, typically emerging growth companies that deliver their best performance under conditions of economic expansion.

Higher short-term rates also contributed to the rising defaults among high-yield issuers because they increased the cost of corporate borrowing and reduced the willingness of banks to lend. This tighter credit environment affected many high-yield issuers in 2000.

Finally, the decline in the Nasdaq, which dropped by nearly 50% between March 2000 and November 2000, was another negative factor for high-yield bonds last year. The large declines in the equity value for many high-yield issuers created higher debt-to-equity ratios, causing the market to punish the value of their debt holdings. As a result, it became harder for these firms to raise new financing in either the debt or equity markets, giving them fewer options for expanding their businesses or servicing their existing debt.

* TURNAROUND FOR HIGH-YIELD BONDS IN SECOND HALF OF PERIOD

In the final month of 2000, high-yield bonds had begun to recover from losses that had beset the sector all year, and which were most dramatic in November. During December, high-yield spreads to Treasuries (the yield difference between high yield bonds and Treasury bonds) widened by 0.18% to 9.69%. This spread, the common valuation measure in the high yield market, was the widest it had been since 1990. In addition, yields on high-yield bonds were extremely attractive, averaging 13% to 14% in December. However, investors remained uncertain about the strength of the economy and the Fed's willingness to lower rates to stem a recession. While the Fed admitted to a bias change in December, the particulars of its commitment to easing were initially unclear.


"With high-yield bonds still trading at such attractive valuations and providing historically high yields, we believe investors are being well compensated to take on the added risk inherent in this sector."

-- Rosemary Thomsen, portfolio manager

Then came January 3, 2001, when the Fed surprised everyone with a dramatic and unexpected reduction of half a percentage point in short-term interest rates. This was followed by another half-point cut at the Fed's regular meeting later that month. These two cuts, totaling a full percentage point, signified the Fed's largest one-month rate cut ever. The long beaten-down high-yield sector sprang back to life, posting strong returns during January. Three additional rate cuts in March, April, and May helped high-yield bonds outperform Treasury bonds as the yield curve returned to a steep, upward-sloping shape -- a strong sign of better times ahead.

* LOWER-RATED HOLDINGS HURT IN THE SHORT-TERM, BUT WE REMAIN CONFIDENT IN THEIR POTENTIAL

The fund's performance lagged that of its benchmark index primarily because of its underweighted position in the higher-quality BB-rated sector of the market -- a characteristic shared by many actively managed mutual funds. We have held positions in the lower rated part of the market because we believe that these holdings represent the best values and that, if carefully chosen, they have the strongest potential to perform well as the market's recovery strengthens. The fund also was hurt by its position in a few select bonds that had very poor performance. One example was Startec Global, an international long distance telecommunications firm. We continue to maintain a high level of diversification in the fund across industry sectors and individual holdings to protect against economic uncertainty and a rising default rate.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

PSF Holdings, LLC
Class A
Agriculture

Echostar Broadband Corp.
Senior notes, 10.375%, 2007
Broadcasting

Voicestream Wireless Corp.
Senior notes, 10.375%, 2009
Telephone

Trump Castle Funding, Inc.
Subordinated notes, 10.25%, 2003
Gaming & lottery

Paxson Communications Corp.
13.25% cumulative preferred
Broadcasting

CSC Holdings, Inc.
Series M, $11.125 cumulative preferred
Cable television

CGA Group, Ltd.
144A, Series A, $13.75 preferred
Insurance

Diamond Cable
Communications PLC
Senior discount notes stepped-coupon, 0%,
(10.75%, 2/15/02), 2007, United Kingdom
Cable television

GS Escrow Corp.
Senior notes, 7.125%, 2005
Banking

Allied Waste Industries, Inc.
Company guaranty, Series B, 10%, 2009
Waste management

Footnote reads:
These holdings represent 9.1% of the fund's assets as of 5/31/01.
Portfolio holdings will vary over time.


* HIGH DEFAULT RATES MAY SIGNAL A TURNING POINT

High default rates among high-yield issuers, which continued to rise during the fiscal period, had a dampening effect on bond prices. When a high-yield bond defaults, its price can drop steeply. In addition, high default rates typically cast a shadow over the market as a whole because investors become wary. As has been discussed in past reports, if a high-yield issuer is going to default on its bonds, it is most likely to do so three years after the bond is issued. Since high-yield issuance was exceptionally strong in 1996, 1997, and 1998, it is no surprise that default rates have risen in the past three years. Moreover, the peak issuance in 1998 leads us, along with most market analysts, to believe that defaults will probably peak by the end of this year or in early 2002.

* FAVORABLE OUTLOOK FOR HIGH-YIELD BONDS

We remain bullish on the high-yield market for a number of reasons. First, spreads in the market are wide in a historical context. In other words, we believe that investors are being well compensated to take the risks inherent in today's market. Second, default rates are rising but should peak later this year. Historically, the high-yield market has rallied prior to peaks in default rates. Third, the yield curve is now positively sloped. This shape typically portends stronger economic growth in the future, which would be a positive for high-yield issuers. Fourth, fund flows into the market have turned positive, which has boosted demand. And finally, the equity markets have become less volatile, providing a more stable backdrop for the high-yield market going forward since performance and volatility in these two markets tend to be correlated, although there can be no guarantees. For all these reasons, we believe the environment should be favorable for your fund for the remainder of this year and well into next.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign you an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 5/31/01

                               Market   CSFB High Yield      Consumer
                     NAV       price        Index          price index
-------------------------------------------------------------------------------
1 year             -2.91%     18.34%        3.53%             3.50%
-------------------------------------------------------------------------------
5 years            14.93      31.09        27.54             13.35
Annual average      2.82       5.56         4.99              2.54
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)    51.65      61.19        64.26             22.92
Annual average      5.39       6.20         6.47              2.64
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 5/31/01

-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------
Number                                        12
-------------------------------------------------------------------------------
Income                                      $1.168
-------------------------------------------------------------------------------
Capital gains                                 --
-------------------------------------------------------------------------------
  Total                                     $1.168
-------------------------------------------------------------------------------
Share value:                            NAV       Market price
-------------------------------------------------------------------------------
5/31/00                               $10.91        $10.188
-------------------------------------------------------------------------------
5/31/01                                 9.49         10.800
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                11.25%         9.89%
-------------------------------------------------------------------------------

1 Income portion of most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                                                   Market
                                      NAV          price
-------------------------------------------------------------------------------
1 year                              -5.97%          7.48%
-------------------------------------------------------------------------------
5 years                             12.59          22.91
Annual average                       2.40           4.21
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)                     49.07          52.33
Annual average                       5.11           5.39
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Credit Suisse First Boston (CSFB) High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Managed High Yield Trust

We have audited the accompanying statement of assets and liabilities of Putnam Managed High Yield Trust, including the fund's portfolio, as of May 31, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
The statement of changes in net assets for the year ended May 31, 2000 and financial highlights for each of the years or periods in the four-year period ended May 31, 2000 were audited by other auditors whose report dated July 11, 2000, expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust as of May 31, 2001, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                                   KPMG  LLP
Boston, Massachusetts
July 3, 2001



THE FUND'S PORTFOLIO
May 31, 2001

CORPORATE BONDS AND NOTES (85.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
$            40,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                   $    41,400
            130,000 AOA Holdings, LLC sr. notes 10 3/8s, 2006                                               124,800
            171,735 Interact Operating Co. notes 14s, 2003 (PIK)                                                 17
             40,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          41,700
            110,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         112,475
             67,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            68,926
                                                                                                      -------------
                                                                                                            389,318

Aerospace and Defense (2.2%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                           246,400
             80,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    70,400
            255,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      247,350
            130,000 BE Aerospace, Inc. 144A sr. sub. notes 8 7/8s, 2011                                     130,650
             10,000 Compass Aerospace Corp. company guaranty 10 1/8s, 2005                                    1,300
            240,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                       228,000
            100,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                    102,125
            170,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           180,625
             30,000 Sequa Corp. sr. notes 9s, 2009                                                           30,788
            290,000 Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                 296,525
                                                                                                      -------------
                                                                                                          1,534,163

Agriculture (0.6%)
-------------------------------------------------------------------------------------------------------------------
            444,115 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                             448,556

Airlines (1.1%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Air Canada Corp. 144A sr. notes 10 1/4s, 2011 (Canada)                                   66,150
            230,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      243,693
            220,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                          211,750
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     9,929
            120,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  116,453
            110,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                         108,900
                                                                                                      -------------
                                                                                                            756,875

Automotive (2.2%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           177,300
            140,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          134,400
             70,000 Dana Corp. notes 6 1/4s, 2004                                                            66,500
             70,000 Delco Remy International 144A company guaranty 11s, 2009                                 72,800
            150,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                  142,500
             90,000 Exide Corp. sr. notes 10s, 2005                                                          76,500
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   14,400
            150,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   28,500
             20,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                              18,000
            330,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                            270,600
             20,000 Hayes Wheels International, Inc. 144A sr. sub. notes 9 1/8s, 2007                        16,400
            170,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         172,021
            190,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         190,106
            260,000 Oxford Automotive, Inc. company guaranty Ser. D, 10 1/8s, 2007                          158,600
            500,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008
                    (In default) (NON)                                                                       10,000
             90,000 Tenneco, Inc. company guaranty 11 5/8s, 2009                                             42,750
                                                                                                      -------------
                                                                                                          1,591,377

Banking (2.3%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                    69,650
            130,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   120,282
             50,000 CSBI Capital Trust I 144A company guaranty 11.75%, 2007                                  56,500
             15,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   14,618
            550,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  535,106
             40,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (South Korea)                                  42,100
            140,000 Local Financial Corp. sr. notes 11s, 2004                                               140,000
            160,000 Peoples Bank-Bridgeport sub. notes 9 7/8s, 2010                                         172,405
            150,000 Provident Capital Trust company guaranty 8.60s, 2026                                    129,567
             85,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              56,878
            150,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         166,125
            125,000 Sovereign Capital Trust company guaranty 9s, 2027                                        82,969
             80,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           68,326
                                                                                                      -------------
                                                                                                          1,654,526

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                 30,300
            130,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                      132,275
                                                                                                      -------------
                                                                                                            162,575

Broadcasting (5.6%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Acme Television company guaranty 10 7/8s, 2004                                          179,550
             60,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                        60,600
            206,700 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           228,404
              9,407 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
            130,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006                               76,700
             20,000 British Sky Broadcasting PLC company guaranty 8.20s, 2009
                    (United Kingdom)                                                                         19,818
             40,000 British Sky Broadcasting PLC company guaranty 7.30s, 2006
                    (United Kingdom)                                                                         39,404
            100,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                         91,691
             70,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                  40,600
            140,000 Chancellor Media Corp. company guaranty 8s, 2008                                        144,550
             70,000 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                  77,525
            760,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        779,000
             80,000 Emmis Escrow Corp. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                    46,800
            220,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                   195,800
            195,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       199,875
             70,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                         73,500
             90,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                86,400
             20,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   13,000
             50,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   32,500
             10,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                           3,100
             90,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                                70,650
            190,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      182,400
            120,000 News America, Inc. sr. notes 6 5/8s, 2008                                               117,005
             35,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     35,350
             10,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                               9,300
             30,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                               30,375
            350,375 Quorum Broadcast Holdings, LLC notes stepped-coupon
                    zero % (15s, 5/15/06), 2009 (STP)                                                       139,239
            225,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                      237,938
            140,000 Radio One, Inc. 144A sr. sub. notes 8 7/8s, 2011                                        141,400
             30,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 28,800
             50,000 Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                                  50,500
            130,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                              123,500
            150,000 TV Azteca SA de CV sr. notes 10 1/2s, 2007 (Mexico)                                     143,438
            130,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   85,800
            220,000 Young Broadcasting, Inc. 144A sr. sub. notes 10s, 2011                                  218,900
                                                                                                      -------------
                                                                                                          4,003,413

Building Materials (0.7%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                            43,500
             60,000 Building Materials Corp. company guaranty 8s, 2008                                       32,400
            200,000 Dayton Superior Corp. company guaranty 13s, 2009                                        204,500
             80,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                           75,600
             70,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              67,200
             30,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         29,550
            100,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                      27,500
                                                                                                      -------------
                                                                                                            480,250

Cable Television (5.7%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                    73,675
             30,000 Adelphia Communications Corp. sr. notes 9 3/8s, 2009                                     30,000
            150,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    138,000
            260,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            262,600
             50,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                             45,500
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     148,800
             60,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                      55,500
            120,000 Charter Communications Holdings, LLC sr. disc. notes
                    zero %, 2011                                                                             75,300
            340,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                            362,100
             30,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                             31,650
            370,000 Charter Communications Holdings, LLC sr. notes 8 5/8s, 2009                             353,350
            300,000 Charter Communications Holdings, LLC 144A sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                    177,000
             50,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            53,000
            200,000 CSC Holdings, Inc. sr. sub. notes 9 7/8s, 2006                                          208,000
            100,000 Diamond Cable Communications PLC sr. disc. notes 11 3/4s,
                    2005 (United Kingdom)                                                                    84,000
            795,000 Diamond Cable Communications PLC sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  536,625
            110,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                             63,800
            230,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           249,550
             50,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                               41,500
             50,000 Mediacom, LLC/Mediacom Capital Corp. 144A sr. notes
                    9 1/2s, 2013                                                                             47,750
            390,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                312,000
             80,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     67,200
             20,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                           6,700
             70,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              21,000
            110,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        54,450
            190,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                           38,000
            110,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        105,600
             90,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                    51,300
            190,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                   105,526
            180,000 United Pan-Europe NV sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                       45,000
             70,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                              17,500
             10,000 United Pan-Europe NV sr. notes Ser. B, 10 7/8s,
                    2007 (Netherlands)                                                                        5,600
            370,000 United Pan-Europe NV 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                      209,050
                                                                                                      -------------
                                                                                                          4,076,626

Chemicals (3.4%)
-------------------------------------------------------------------------------------------------------------------
            180,000 ARCO Chemical Co. deb. 9.80s, 2020                                                      176,400
             50,000 Avecia Group PLC company guaranty 11s,
                    2009 (United Kingdom)                                                                    52,500
             70,000 Borden Chemical, Inc. notes 9 1/2s, 2005                                                 15,400
            150,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              141,000
             40,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        42,300
            190,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      192,850
            410,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             418,200
            140,000 IMC Global, Inc. 144A sr. notes 10 7/8s, 2008                                           141,463
             50,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                        48,750
             40,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            38,000
            460,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              479,550
            500,000 PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (Canada) (In default) (NON)                                                        185,000
            250,000 Pioneer Americas Acquisition company guaranty 9 1/4s,
                    2007 (In default) (NON)                                                                  67,500
             70,000 PMD Group, Inc. 144A sr. sub. notes 11s, 2011                                            72,100
            150,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    63,000
             60,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                24,600
            160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             128,000
             30,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                     1,800
            100,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                          79,000
            120,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                            26,400
             40,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                           35,300
                                                                                                      -------------
                                                                                                          2,429,113

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          279,450
             40,000 Travel Centers of America notes 12 3/4s, 2009                                            40,800
             50,000 United Rentals (North America), Inc. 144A company guaranty
                    10 3/4s, 2008                                                                            52,000
                                                                                                      -------------
                                                                                                            372,250

Communications Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Telex Communications, Inc. company guaranty 10 1/2s, 2007                                37,050

Components (0.1%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                         30,150

Construction (0.5%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             336,000
            160,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                        9,600
                                                                                                      -------------
                                                                                                            345,600

Consumer (1.2%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                              78,050
            150,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                           13,650
            260,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             104,000
            210,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              214,200
            380,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            310,650
            170,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  144,500
                                                                                                      -------------
                                                                                                            865,050

Consumer Finance (0.9%)
-------------------------------------------------------------------------------------------------------------------
             85,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                             53,550
            240,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      163,200
            160,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    150,400
            310,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                     108,500
            100,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  30,000
            130,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            104,000
                                                                                                      -------------
                                                                                                            609,650

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            179,100
             10,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                       8,750
             30,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   31,650
            150,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          148,875
            110,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          102,575
            100,000 Playtex Products, Inc. 144A company guaranty 9 3/8s, 2011                               102,375
             30,000 Revlon Consumer Products sr. notes 9s, 2006                                              23,100
            150,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     72,000
                                                                                                      -------------
                                                                                                            668,425

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Doskocil Manufacturing Co. sr. sub. notes 10 1/8s, 2007
                    (In default) (NON)                                                                       15,600

Containers (1.3%)
-------------------------------------------------------------------------------------------------------------------
            160,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        153,600
             80,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                      57,600
             50,000 Owens-Illinois, Inc. deb. 7.80s, 2018                                                    35,000
            160,000 Owens-Illinois, Inc. sr. notes 8.10s, 2007                                              135,200
            355,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               287,550
            250,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 197,500
             70,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                    71,400
                                                                                                      -------------
                                                                                                            937,850

Electric Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
            230,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         220,800
            201,369 Luannan Energy Co. sec. notes 12 1/2s, 2002
                    (Cayman Islands) (FWC/WIS)                                                              100,685
            377,710 Northeast Utilities notes Ser. A, 8.58s, 2006                                           390,424
             70,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005                                   49,000
            160,000 Southern California Edison Co. notes 8.95s, 2003                                        113,600
             20,000 Southern California Edison Co. notes 6 3/8s, 2006                                        13,200
                                                                                                      -------------
                                                                                                            887,709

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Edison International notes 6 7/8s, 2004                                                  49,800

Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Compagnie Generale de Geophysique SA sr. notes 10 5/8s,
                    2007 (France)                                                                            42,800
             80,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                          84,800
             50,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                    51,203
             50,000 Lone Star Technologies, Inc. 144A sr. sub. notes 9s, 2011                                50,500
            230,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             239,775
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   138,125
            300,000 R & B Falcon Corp. sr. notes Ser. B, 7 3/8s, 2018                                       293,664
                                                                                                      -------------
                                                                                                            900,867

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      26,700
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                    8,600
            150,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  118,500
            120,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              124,800
              1,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008 (In default) (NON)                          200
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
            250,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                  259,375
            550,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                       22,000
                                                                                                      -------------
                                                                                                            560,185

Financial (1.6%)
-------------------------------------------------------------------------------------------------------------------
             10,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                         5,700
            170,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                     96,900
             30,000 Comdisco, Inc. notes 7 1/4s, 2001                                                        21,300
             20,000 Comdisco, Inc. notes 5.95s, 2002                                                         11,800
             80,000 Conseco Financing Trust II company guaranty 8.70s, 2026                                  54,400
            190,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                              170,525
             50,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                               44,875
             10,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                                8,975
            130,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                          116,675
            105,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                            63,000
             75,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     59,250
             58,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   55,390
            220,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         210,100
            140,000 Superior Financial 144A sr. notes 8.65s, 2003                                           140,743
             60,000 Willis Corron Corp. 144A sr. sub. notes 9s, 2009                                         59,250
                                                                                                      -------------
                                                                                                          1,118,883

Food (1.4%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                     84,500
             10,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                    9,000
            240,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             216,000
             70,000 Chiquita Brands International, Inc. sr. notes 10 1/4s, 2006
                    (In default) (NON)                                                                       45,850
            120,000 Del Monte Corp. 144A sr. sub. notes 9 1/4s, 2011                                        122,700
            130,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 76,375
            150,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        151,500
            320,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    217,600
            245,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                  73,500
                                                                                                      -------------
                                                                                                            997,025

Gaming & Lottery (5.8%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Ameristar Casinos, Inc. 144A sr. sub. notes 10 3/4s, 2009                                20,725
             70,000 Anchor Gaming company guaranty 9 7/8s, 2008                                              74,900
            120,000 Argosy Gaming Co. 144A sr. sub. notes 10 3/4s, 2009                                     129,600
             35,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                    33,950
            389,724 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                 233,834
             50,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                               50,625
            110,000 Harrah's Entertainment, Inc. 144A company guaranty 8s, 2011                             111,117
            160,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   172,800
            130,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              126,750
            140,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 142,100
            170,000 International Game Technology sr. notes 8 3/8s, 2009                                    175,950
            120,000 Isle of Capri Black Hawk, LLC 1st mtge. Ser. B, 13s, 2004                               130,800
             80,000 Isle of Capri Black Hawk, LLC company guaranty 8 3/4s, 2009                              73,200
            190,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                              201,875
            290,000 MGM Mirage company guaranty 8 3/8s, 2011                                                294,350
             60,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                             61,050
            180,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                       186,300
            200,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              208,500
             40,000 Park Place Entertainment Corp. sr. sub. notes 7 7/8s, 2005                               40,000
            100,000 Penn National Gaming, Inc. 144A sr. sub. notes 11 1/8s, 2008                            104,500
             70,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             70,000
             80,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                             80,800
             60,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        62,400
             80,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                        80,800
            360,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      237,600
            190,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 155,800
            680,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                     688,500
            140,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    149,100
                                                                                                      -------------
                                                                                                          4,097,926

Health Care (3.5%)
-------------------------------------------------------------------------------------------------------------------
            140,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                               96,600
             60,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                    61,650
             70,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          75,600
            200,000 Conmed Corp. company guaranty 9s, 2008                                                  194,000
            130,000 DaVita, Inc. 144A company guaranty 9 1/4s, 2011                                         134,875
             70,000 HCA-The Healthcare Co. deb. 7.19s, 2015                                                  63,350
             70,000 HCA-The Healthcare Co. med. term notes 7.69s, 2025                                       64,400
            290,000 HCA-The Healthcare Co. med. term notes 6.63s, 2045                                      288,788
            100,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               106,500
             60,000 HCA-The Healthcare Co. notes 8.36s, 2024                                                 57,900
             10,000 HCA-The Healthcare Co. notes 7s, 2007                                                     9,700
             20,000 HCA-The Healthcare Co. sr. notes 7 7/8s, 2011                                            20,025
             60,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                             56,400
             80,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                            88,400
            190,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  178,600
            100,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                              101,500
            170,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 1,700
            180,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                     18
            310,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                        96,100
            110,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                           113,850
            280,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   289,800
            160,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             175,200
            200,000 Triad Hospitals, Inc. 144A sr. notes 8 3/4s, 2009                                       205,000
                                                                                                      -------------
                                                                                                          2,479,956

Homebuilding (1.8%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    100,500
            130,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             126,100
             20,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                               21,000
             50,000 Del Webb Corp. sr. sub. deb. 9 3/4s, 2008                                                50,500
            110,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               110,275
             30,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            31,425
            170,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     172,550
            130,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       143,000
             20,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             20,150
            160,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               166,400
            120,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           120,600
            110,000 Toll Corp. company guaranty 8 1/8s, 2009                                                108,625
             30,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                   29,700
             40,000 WCI Communities, Inc. 144A sr. sub. notes 10 5/8s, 2011                                  42,000
                                                                                                      -------------
                                                                                                          1,242,825

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 BRL Universal Equipment 144A secd. notes 8 7/8s, 2008                                   103,000

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Felcor Lodging company guaranty 9 1/2s, 2008                                            103,656
             50,000 Felcor Lodging 144A sr. notes 8 1/2s, 2011                                               49,563
            460,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              447,350
             20,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       20,000
             50,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        50,000
            120,000 ITT Corp. notes 6 3/4s, 2005                                                            116,914
             30,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      29,400
            180,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                  185,850
                                                                                                      -------------
                                                                                                          1,002,733

Machinery (0.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Terex Corp. company guaranty 8 7/8s, 2008                                                38,400
             30,000 Terex Corp. 144A sr. sub. notes 10 3/8s, 2011                                            31,050
                                                                                                      -------------
                                                                                                             69,450

Manufacturing (1.4%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Blount, Inc. company guaranty 13s, 2009                                                 212,400
            100,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              90,500
            240,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          259,200
            180,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               97,200
            250,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  247,500
            130,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                118,300
                                                                                                      -------------
                                                                                                          1,025,100

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
            440,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     61,600

Medical Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          173,200
            180,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                   1,350
            110,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                     825
            480,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                   4,080
            100,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (NON) (STP)                                                                    850
            150,000 Omnicare, Inc. 144A sr. sub. notes 8 1/8s, 2011                                         154,500
             40,000 Service Corp. International debs. 7 7/8s, 2013                                           31,800
             20,000 Service Corp. International notes 7.70s, 2009                                            16,700
            250,000 Service Corp. International notes 6s, 2005                                              208,750
            305,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                           31
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                            6
                                                                                                      -------------
                                                                                                            592,092

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               35,100

Metals (1.4%)
-------------------------------------------------------------------------------------------------------------------
            220,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            214,500
             70,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                    71,750
             80,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       77,600
             40,000 Centaur Mining & Exploration company guaranty 11s,
                    2007 (Australia)                                                                          4,000
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,600
            245,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                           220,500
            195,000 LTV Corp. (The) company guaranty 11 3/4s, 2009
                    (In default) (NON)                                                                        9,750
            190,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                       11,400
             30,000 Murrin Murrin Holdings Propert, Ltd. sr. notes 9 3/8s,
                    2007 (Australia)                                                                         23,400
             80,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      30,800
             90,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   84,600
             40,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                             42,500
            170,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             112,200
             20,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                            8,000
            120,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                        3,150
            120,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        49,200
                                                                                                      -------------
                                                                                                            972,950

Oil & Gas (3.9%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                89,775
            360,000 Chesapeake Energy Corp. 144A sr. notes 8 1/8s, 2011                                     351,000
            330,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                                332,475
             50,000 El Paso Energy Partners L.P. 144A company guaranty
                    8 1/2s, 2011                                                                             50,625
             50,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                          53,500
             10,000 Giant Industries Corp. company guaranty 9s, 2007                                          9,400
             20,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            20,575
            160,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                  169,600
            125,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              135,625
            150,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         148,500
            190,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    193,088
            110,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                    111,238
            140,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                147,759
            240,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             264,600
             50,000 Pogo Producing Co. 144A sr. sub. notes 8 1/4s, 2011                                      50,938
             20,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 20,600
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            11,125
            130,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            138,548
             50,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         51,000
            150,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             156,750
            200,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     218,000
             70,000 Vintage Petroleum, Inc. 144A sr. sub. notes 7 7/8s, 2011                                 68,950
                                                                                                      -------------
                                                                                                          2,793,671

Paper & Forest Products (3.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                    42,322
             10,000 Abitibi-Consolidated, Inc. deb. 8.85s, 2030 (Canada)                                     10,487
            265,000 APP China Group, Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                             14,575
            300,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                                 9,000
            160,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                  106,400
             80,000 Fibermark, Inc. 144A sr. notes 10 3/4s, 2011                                             81,400
            200,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                196,500
             80,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   54,000
            240,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      79,200
            140,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                141,411
            170,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                    (Indonesia) (In default) (NON)                                                           35,700
            170,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      181,475
            155,000 Pindo Deli Finance Mauritius, Ltd. company guaranty 10 3/4s,
                    2007 (Indonesia) (In default) (NON)                                                      24,800
            375,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            363,750
             20,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                             20,600
             80,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                            83,400
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,200
            380,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                       396,150
            140,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                       144,550
            170,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                          175,950
                                                                                                      -------------
                                                                                                          2,192,870

Pharmaceuticals (0.7%)
-------------------------------------------------------------------------------------------------------------------
            250,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                                257,500
            190,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   193,800
             20,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                    20,400
             60,000 PharMerica, Inc. company guaranty 8 3/8s, 2008                                           58,650
                                                                                                      -------------
                                                                                                            530,350

Power Producers (2.9%)
-------------------------------------------------------------------------------------------------------------------
            140,000 AES Corp. notes 8 3/4s, 2008                                                            138,950
            230,000 AES Corp. sr. notes 9 3/8s, 2010                                                        236,682
            230,000 AES Corp. sr. notes 8 7/8s, 2011                                                        231,283
            100,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                            98,070
             90,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    93,825
             40,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     39,900
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     10,090
            160,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    158,677
             60,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     58,021
             10,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                      9,481
            410,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     449,454
            150,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                   150,474
            360,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                370,800
                                                                                                      -------------
                                                                                                          2,045,707

Publishing (1.2%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Affinity Group Holdings sr. notes 11s, 2007                                             241,800
            150,000 CanWest Media, Inc. 144A sr. sub. notes 10 5/8s, 2011 (Canada)                          153,000
             80,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                                76,800
             50,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        48,563
             70,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                             72,100
             90,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             83,700
            110,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    106,700
            100,000 PRIMEDIA, Inc. 144A sr. notes 8 7/8s, 2011                                               96,000
                                                                                                      -------------
                                                                                                            878,663

Railroads (0.6%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Kansas City Southern Railway company guaranty 9 1/2s, 2008                              179,350
            170,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           171,700
            150,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                           57,000
                                                                                                      -------------
                                                                                                            408,050

Regional Bells (--%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                             28,175

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    30,900
            170,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                      40,800
            130,000 Sbarro, Inc. company guaranty 11s, 2009                                                 136,500
            120,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                  120,600
            160,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   152,400
             70,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    67,025
                                                                                                      -------------
                                                                                                            548,225

Retail (2.3%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               195,000
             60,000 Fleming Cos., Inc. company guaranty Ser. B, 10 1/2s, 2004                                61,800
            140,000 Fleming Cos., Inc. 144A sr. notes 10 1/8s, 2008                                         145,250
             50,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      40,000
             50,000 Great Atlantic & Pacific Tea Co. sr. notes 7.70s, 2004                                   44,500
             10,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                               500
            230,000 K mart Corp. notes 9 3/8s, 2006                                                         232,300
             60,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               54,000
            490,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                453,250
            500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               420,000
                                                                                                      -------------
                                                                                                          1,646,600

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                             20,050
            110,000 Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/2s, 2009                         110,275
                                                                                                      -------------
                                                                                                            130,325

Shipping (0.5%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         24,300
            180,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 167,400
            140,000 Navistar International Corp. 144A sr. notes 9 3/8s, 2006                                141,750
             20,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   21,150
                                                                                                      -------------
                                                                                                            354,600

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                          9

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Perry-Judd company guaranty 10 5/8s, 2007                                                99,000
             79,797 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                63,837
                                                                                                      -------------
                                                                                                            162,837

Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          38,600
            130,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                    123,500
             60,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                         60,150
             80,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                      79,200
             80,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                                63,600
            130,000 Telecommunications Techniques Co. company guaranty
                    9 3/4s, 2008                                                                            108,550
            185,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            123,950
             70,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                         56,350
             90,000 Xerox Credit Corp. sr. notes 6.10s, 2003                                                 76,500
                                                                                                      -------------
                                                                                                            730,400

Technology Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
            490,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                     14,700
            310,000 Equinix, Inc. sr. notes 13s, 2007                                                       186,000
            180,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                     119,700
            190,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     117,800
             60,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                 39,600
            420,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                         21,000
            145,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     55,100
            220,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       222,750
             20,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                        20,200
            180,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              179,100
             40,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   3,600
            330,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                      29,700
             40,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                               3,600
                                                                                                      -------------
                                                                                                          1,012,850

Telecommunications (6.5%)
-------------------------------------------------------------------------------------------------------------------
            200,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                           23,000
            150,000 American Cellular Corp. 144A sr. sub. notes 9 1/2s, 2009                                147,000
            210,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                        205,800
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                         5,000
             20,000 Arch Communications, Inc. sr. notes 13s, 2007                                             4,200
             40,000 Asia Global Crossing, Ltd. 13 3/8s, 2010 (Bermuda)                                       39,000
            250,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                45,000
            140,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   37,800
            145,000 Celcaribe SA sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               105,850
            370,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010                                              51,800
            350,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                             21,000
             10,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                              1,400
            220,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                228,800
            100,000 Crown Castle International Corp. 144A sr. notes 9 3/8s, 2011                             98,500
            100,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     102,500
            150,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              156,000
            120,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       2,400
             90,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         84,600
             40,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                            33,000
             50,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                           45,750
             50,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda)                                                                           46,750
             10,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.70s,
                    2007 (Bermuda)                                                                            9,000
             10,000 Hermes Europe Railtel B.V. sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                        2,500
             20,000 Hermes Europe Railtel B.V. sr. notes 10 3/8s,
                    2009 (Netherlands)                                                                        5,000
             80,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                    27,200
             30,000 Level 3 Communications, Inc. sr. notes 11 1/4s, 2010                                     20,100
            270,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                        182,250
            250,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                     155,000
            245,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                           80,850
            260,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       137,800
             50,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               2,500
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             850
             40,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               1,700
            240,000 Millicom International Cellular SA sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                    2006 (Luxembourg) (STP)                                                                 220,800
            380,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         368,600
            360,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                                 288,000
            170,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                       85,000
            100,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                85,000
             40,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                34,000
            140,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    56,000
            200,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       22,500
             80,000 Orion Network Systems, Inc. sr. notes 11 1/4s, 2007                                      35,200
            140,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             4,900
            320,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                              187,200
            100,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         104,500
             40,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                  2,800
             50,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    53,750
             30,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       33,900
            130,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.80s, 2007 (Canada)                           123,500
             50,000 Rogers Wireless Communications, Inc. 144A sr. sec. notes
                    9 5/8s, 2011 (Canada)                                                                    51,511
            350,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                       6,125
            130,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom) (In default) (NON)                                                       1,788
            140,000 RSL Communications PLC 144A company guaranty 10 1/2s,
                    2008 (United Kingdom) (In default) (NON)                                                  1,925
            140,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        137,200
            110,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                           55,550
            230,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                   105,800
             60,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                       39,000
             40,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    14,000
             70,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                                37,100
             60,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                                31,800
            915,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                           82,350
            133,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                  11,970
            170,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010                              94,350
             70,000 Williams Communications Group, Inc. sr. notes 11.70s, 2008                               39,900
            170,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                              91,800
             30,000 Williams Communications Group, Inc. sr. notes 10.70s, 2007                               16,650
            180,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                     4,500
                                                                                                      -------------
                                                                                                          4,638,869

Telephone (4.5%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           25,000
             20,000 Alamosa Delaware, Inc. 144A sr. notes 12 1/2s, 2011                                      19,700
             30,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                     15,900
             40,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            25,200
            100,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       50,000
             80,000 CFW Communications Co. sr. notes 13s, 2010                                               52,000
             50,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       20,000
             15,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                             3,750
            200,000 Horizon PCS., Inc. company guaranty stepped-coupon
                    zero % (14s, 5/1/05), 2010 (STP)                                                         80,000
            100,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                                42,000
            650,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005 (Canada)
                    (In default) (NON)                                                                       64,188
             20,000 Intelcom Group company guaranty 12 1/2s, 2006
                    (In default) (NON)                                                                        1,975
            120,000 Intermedia Communications, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                              87,600
             50,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8 1/2s, 2008                                                                             49,250
            200,000 Ipcs, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               84,000
            410,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     53,300
            100,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                            67,000
            240,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     132,000
            250,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  170,000
             40,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                   25,600
            290,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              162,400
            170,000 Microcell Telecommunications sr. disc. notes
                    stepped-coupon Ser. B, zero % (14s, 12/1/01),
                    2006 (Canada) (STP)                                                                     139,400
             40,000 Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Netherlands)                                                                       24,200
             30,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 6/1/04), 2009 (STP)                                       6,600
            360,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                     79,200
             10,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                     4,300
             10,000 Nextlink Communications, Inc. sr. notes 9 5/8s, 2007                                      4,300
            100,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                      86,000
            220,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       216,150
             20,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         19,200
            180,000 Tritel PCS, Inc. 144A sr. sub. notes 10 3/8s, 2011                                      172,800
            190,000 Triton PCS, Inc. 144A sr. sub. notes 9 3/8s, 2011                                       188,575
            350,000 UbiquiTel Operating Co. company guaranty
                    stepped-coupon zero % (14s, 4/15/05), 2010 (STP)                                        150,500
            250,000 US Unwired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                           138,750
            650,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      747,480
            670,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                     6,700
            190,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                        4,750
             20,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                          300
             60,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                      15,000
                                                                                                      -------------
                                                                                                          3,235,068

Textiles (1.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         51,000
             90,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                           13,275
            235,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           70,500
            240,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              237,600
             40,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   38,400
            290,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          145,725
            135,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            125,888
             95,000 William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                         96,663
                                                                                                      -------------
                                                                                                            779,051

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                             105,000

Waste Management (1.3%)
-------------------------------------------------------------------------------------------------------------------
            480,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                        496,200
            420,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            411,075
             30,000 Allied Waste Industries, Inc. deb. 7.40s, 2035                                           24,075
                                                                                                      -------------
                                                                                                            931,350

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             61,650
             70,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             70,700
                                                                                                      -------------
                                                                                                            132,350
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $74,727,439)                                                                $  60,890,638


PREFERRED STOCKS (5.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (0.5%)
-------------------------------------------------------------------------------------------------------------------
              6,240 Chevy Chase Preferred Capital Corp. Ser. A, $5.188 pfd.                           $     343,200

Broadcasting (1.3%)
-------------------------------------------------------------------------------------------------------------------
                116 Benedek Communications Corp. 11.50% pfd.                                                 27,840
              2,136 Citadel Broadcasting Co. 144A Ser. B, $13.25 cum. pfd. (PIK)                            255,786
                356 Granite Broadcasting Corp. 144A 12.75% cum. pfd. (PIK)                                   62,300
                 65 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      607,750
                                                                                                      -------------
                                                                                                            953,676

Cable Television (0.8%)
-------------------------------------------------------------------------------------------------------------------
              5,279 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      580,690

Consumer Cyclicals (0.4%)
-------------------------------------------------------------------------------------------------------------------
              8,200 Doane Pet Care Enterprises $7.125 pfd.                                                  246,000

Financial (0.1%)
-------------------------------------------------------------------------------------------------------------------
                 80 First Republic Preferred Capital Corp. 144A 10.50% pfd.                                  71,200

Insurance (0.8%)
-------------------------------------------------------------------------------------------------------------------
             22,694 CGA Group, Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                          567,358

Media (0.3%)
-------------------------------------------------------------------------------------------------------------------
             66,000 Diva Systems Corp. Ser. D, $3.00 pfd.                                                   231,000

Publishing (--%)
-------------------------------------------------------------------------------------------------------------------
                100 PRIMEDIA, Inc. 144A Ser. F, $9.20 pfd.                                                    8,150

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
              6,870 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                     6,870

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
             12,300 North Atlantic Trading Co. 144A $3.00 pfd. (PIK)                                        172,200

Telecommunications (0.9%)
-------------------------------------------------------------------------------------------------------------------
                  7 Dobson Communications Corp. 13.00% pfd.                                                   6,650
                303 Dobson Communications Corp. 12.25% pfd. (PIK)                                           284,820
                 59 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                               40,120
                 61 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                   36,600
                292 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  239,440
                                                                                                      -------------
                                                                                                            607,630

Telephone (0.3%)
-------------------------------------------------------------------------------------------------------------------
                643 ICG Holdings, Inc. 14.00% cum. pfd. (In default) (NON) (PIK)                                  6
                226 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                               228,260
                  3 XO Communications, Inc. Ser. E, 13.50% pfd. (PIK)                                           360
                                                                                                      -------------
                                                                                                            228,626
                                                                                                      -------------
                    Total Preferred Stocks (cost $5,194,775)                                          $   4,016,600

FOREIGN GOVERNMENT BONDS AND NOTES (1.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD          60,000 Argentina (Republic of) unsub. 9 3/4s, 2027                                       $      41,400
USD         110,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                         91,993
USD          80,000 Colombia (Republic of) bank guaranty 9 3/4s, 2011                                        80,200
USD         190,000 Philippines (Republic of) notes 10 5/8s, 2025                                           170,525
USD         150,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                         141,000
USD         125,000 Russia (Federation of) unsub. 8 1/4s, 2010                                               90,625
USD         760,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07) 2030 (STP)                                                            331,588
USD          15,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                 13,388
USD         115,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                               79,063
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $1,036,601)                                                                 $   1,039,782

COMMON STOCKS (1.4%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                100 AmeriKing, Inc.                                                                   $         100
              9,148 Arch Wireless, Inc.                                                                       2,516
              4,958 Aurora Foods, Inc.                                                                       26,277
              1,800 Axia Holding, Inc. 144A (PIK)                                                            21,600
             50,942 Celcaribe SA (Colombia)                                                                   6,368
              8,769 Fitzgeralds Gaming Corp.                                                                     88
                244 Premium Holdings (L.P.) 144A                                                              3,973
                576 PSF Holdings, LLC Class A                                                               935,659
                 31 Quorum Broadcast Holdings, Inc. Class E                                                  30,834
                 16 RCN Corp.                                                                                    89
                220 RCN Corp. 144A                                                                                2
                 35 RSL Communications, Ltd. Class A                                                              2
             12,750 Specialty Foods Acquisition Corp.                                                           128
                434 Vast Solutions, Inc. Class B1                                                             1,302
                434 Vast Solutions, Inc. Class B2                                                             1,302
                434 Vast Solutions, Inc. Class B3                                                             1,302
                                                                                                      -------------
                    Total Common Stocks (cost $2,140,862)                                             $   1,031,542

CONVERTIBLE BONDS AND NOTES (1.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            70,000 DaVita, Inc. cv. sub. notes 7s, 2009                                              $      65,506
            400,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          178,000
             40,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     38,900
             30,000 Level 3 Communications, Inc. cv. sub. deb. 6s, 2010                                       9,825
            410,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  252,150
             20,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                    14,157
            180,000 Telewest Finance cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                        143,550
             50,000 Telewest Finance 144A cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                         39,875
                                                                                                      -------------
                    Total Convertible Bonds and Notes
                    (cost $839,090)                                                                   $     741,963

BRADY BONDS (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            12,800 Argentina (Republic of) debs. FRB, 5.563s, 2005                                   $      11,121
            418,679 Brazil (Federal Republic of) bonds FRB, 8s, 2014 (POR)                                  308,274
            200,000 Brazil (Federal Republic of) govt. guaranty Ser. 18YR,
                    FRB, 5.5s, 2012                                                                         139,760
             80,000 Peru (Republic of) FLIRB, 4s, 2017                                                       44,400
                                                                                                      -------------
                    Total Brady Bonds (cost $536,544)                                                 $     503,555

UNITS (0.4%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                550 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                $          55
            480,022 Contifinancial Corp. Liquidating Trust units 8 1/8s, 2003                                48,002
                110 IWO Holdings, Inc. 144A units 14s, 2011                                                 105,600
                450 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   135,000
              2,950 XCL, Ltd. 144A units cum. cv. pfd. 9.50% (In default) (NON) (PIK)                         1,475
                                                                                                      -------------
                    Total Units (cost $1,817,627)                                                     $     290,132

CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,000 Global Crossing, Ltd. 7.00% cum. cv. pfd. (Bermuda)                               $     123,000
              1,400 LTV Corp. (The) 144A $4.125 cum. cv. pfd. (In default) (NON)                              1,400
                 36 World Access, Inc. 144A Ser. D, zero % cv. pfd. (NON)                                       714
                580 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (PIK)                                            290
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $331,842)                                $     125,404

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                265 Asia Pulp & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05     $           3
                170 Bestel SA de CV (Mexico)                                              5/15/05            20,400
                150 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                15
              1,490 CellNet Data Systems, Inc.                                            10/1/07                 1
             14,500 CGA Group, Ltd. 144A                                                  2/11/07               145
                370 Colo.com, Inc. 144A                                                   3/15/10                 4
                250 Comunicacion Cellular 144A (Colombia)                                 11/15/03              500
                200 Dayton Superior Corp. 144A                                            6/15/09             4,000
                 10 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              3,286 Delta Financial Corp.                                                 12/21/10                1
              1,250 Diva Systems Corp. 144A                                               3/1/08              6,250
                200 Horizon PCS, Inc.                                                     10/1/01             4,000
              6,691 ICG Communications                                                    10/15/05               67
                180 Insilco Holding Co.                                                   8/15/08             7,200
                200 International Wireless
                    Communications Holdings 144A                                          8/15/01                 1
                200 Ipcs, Inc. 144A                                                       7/15/10             6,000
                440 Iridium World Com 144A                                                7/15/05                 1
                210 Jostens, Inc.                                                         5/1/10              4,200
                800 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 8
                700 Knology Holdings, Inc.                                                10/22/07               88
                106 Leap Wireless International, Inc. 144A                                4/15/10                27
                245 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                  2
                815 McCaw International, Ltd.                                             4/15/07            16,300
                180 Mediq, Inc. 144A                                                      6/1/09                  2
                130 Ntelos, Inc.                                                          8/15/10               130
                200 Orbital Imaging Corp. 144A                                            3/1/05                  1
              6,900 Pagemart, Inc. 144A                                                   12/31/03               69
                 80 Pliant Corp. 144A                                                     6/1/10                 80
                170 Railamerica, Inc.                                                     8/15/10             5,100
                300 Raintree Resort 144A                                                  12/1/04                 3
                500 Signature Brands, Ltd.                                                8/15/02                 1
                155 Sterling Chemicals Holdings                                           8/15/08               144
                 90 Telehub Communications Corp. 144A                                     7/31/05                 1
                120 Travel Centers of America                                             5/1/09                  1
                350 Ubiquitel, Inc. 144A                                                  4/15/10               875
              1,045 UIH Australia/Pacific, Inc. 144A                                      5/15/06             1,045
              1,500 USN Communications, Inc.                                              8/15/04                 2
                260 Veraldo Holdings, Inc. 144A                                           4/15/08               130
                 10 Versatel Telecom NV (Netherlands)                                     5/15/08               340
            100,640 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                190 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               190
                                                                                                      -------------
                    Total Warrants (cost $368,888)                                                    $      77,329

SHORT-TERM INVESTMENTS (2.2%) (a) (cost $1,593,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,593,000 Interest in $650,000,000 joint tri-party repurchase agreement dated May 31, 2001 with Credit Suisse First Boston due
                    June 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $1,593,184 for an
                    effective yield of 4.15%.                                                         $   1,593,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $88,586,668) (b)                                          $  70,309,945
-------------------------------------------------------------------------------------------------------------------

      (a) Percentages indicated are based on net assets of $71,211,236.

      (b) The aggregate identified cost on a tax basis is $88,738,747, resulting in gross unrealized appreciation and depreciation of $1,983,016 and $20,411,818, respectively, or net unrealized depreciation of $18,428,802.

    (NON) Non-income-producing security.

    (POR) A portion of the income will be received in additional securities.

    (STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

    (PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC/WIS) When-issued securities (Note 1).

          144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

          FLIRB represents Front Loaded Interest Reduction Bond.

          The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at May 31, 2001, which are subject to change based on the terms of the security.

          The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $88,586,668) (Note 1)                                          $70,309,945
-------------------------------------------------------------------------------------------
Cash                                                                                 51,493
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 1,632,194
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      615,621
-------------------------------------------------------------------------------------------
Total assets                                                                     72,609,253

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               668,062
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    534,727
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        137,279
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           37,438
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        16,430
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            981
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                3,100
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,398,017
-------------------------------------------------------------------------------------------
Net assets                                                                      $71,211,236

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $106,139,330
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (983,040)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (15,668,324)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (18,276,730)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $71,211,236

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($71,211,236 divided by 7,507,107 shares)                   $9.49
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended May 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $ 8,925,668
-------------------------------------------------------------------------------------------
Dividends                                                                           625,831
-------------------------------------------------------------------------------------------
Total investment income                                                           9,551,499

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    573,400
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      173,005
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    10,162
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,861
-------------------------------------------------------------------------------------------
Other                                                                               110,542
-------------------------------------------------------------------------------------------
Total expenses                                                                      871,970
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (15,037)
-------------------------------------------------------------------------------------------
Net expenses                                                                        856,933
-------------------------------------------------------------------------------------------
Net investment income                                                             8,694,566
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (6,813,604)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (570)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                   (8,150)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                       (3,791,360)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (10,613,684)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,919,118)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended May 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 8,694,566      $ 8,733,996
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                          (6,814,174)      (1,821,193)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                           (3,799,510)      (7,759,645)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (1,919,118)        (846,842)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income                                           (8,694,566)      (8,884,513)
--------------------------------------------------------------------------------------------------
  In excess of net investment income                                      (72,836)        (247,729)
--------------------------------------------------------------------------------------------------
  From return of capital                                                       --         (490,983)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (10,686,520)     (10,470,067)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                      81,897,756       92,367,823
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $983,040 and
$1,102,847, respectively)                                             $71,211,236      $81,897,756
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                         7,507,107        7,507,107
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended May 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.91       $12.30       $14.83       $14.08       $13.78
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)               1.16         1.16         1.24         1.44         1.34
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.41)       (1.27)       (2.23)         .69          .29
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.25)        (.11)        (.99)        2.13         1.63
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                      (1.16)       (1.18)       (1.38)       (1.38)       (1.33)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                       (.01)        (.03)          --           --           --
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --         (.16)          --           --
-----------------------------------------------------------------------------------------------------
From return of capital                    --         (.07)          --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.17)       (1.28)       (1.54)       (1.38)       (1.33)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.49       $10.91       $12.30       $14.83       $14.08
-----------------------------------------------------------------------------------------------------
Market value,
end of period                        $10.800      $10.188      $13.500      $15.375      $14.375
-----------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                    18.34       (15.61)       (2.06)       16.96        14.88
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $71,211      $81,898      $92,368     $111,333     $105,690
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.14         1.08         1.11         1.05         1.06
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              11.41         9.92         9.50         9.75         9.70
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 97.63        97.22        47.56        85.45        62.57
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
May 31, 2001

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis. Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2001, the fund had a capital loss carryover of approximately $10,530,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $2,584,000    May 31, 2007
     4,168,000    May 31, 2008
     3,778,000    May 31, 2009

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, dividends payable, defaulted bond interest and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 2001, the fund reclassified $192,643 to decrease distributions in excess of net investment income and $80,388 to decrease paid-in-capital, with an increase to accumulated net realized loss of $112,255. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended May 31, 2001, the fund's expenses were reduced by $15,037 under these arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $486 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended May 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $69,699,486 and $71,300,768, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting to be held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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